COMMITMENTS AND CONTINGENT LIABILITIES - EXPLORATION AND PRODUCTION LICENSES (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Licences
Disclosure of exploration and production licenses [line items]
Payments incurred of exploration licenses fee and production right usage fees | ¥	¥ 231	¥ 179	¥ 231
Exploration licenses
Disclosure of exploration and production licenses [line items]
Frequency of renewal | item	2
Term of renewal	2 years
Maximum | Exploration licenses
Disclosure of exploration and production licenses [line items]
Term of licenses	7 years
Number of days prior to expiration of original term	30 days
Maximum | Production licenses
Disclosure of exploration and production licenses [line items]
Number of days prior to expiration of original term	30 days
Maximum | Production licenses | Licenses with special dispensation
Disclosure of exploration and production licenses [line items]
Term of licenses	80 years
Maximum | Production licenses | Licenses without special dispensation
Disclosure of exploration and production licenses [line items]
Term of licenses	30 years